Vessel Operating Costs (Tables)	6 Months Ended
Jun. 30, 2019
Vessel Operating Costs
Schedule of vessel operating costs

	For the three months ended		For the six months ended
	June 30, 2018	June 30, 2019	June 30, 2018	June 30, 2019
Crew costs	9,431	9,178	19,418	18,273
Technical maintenance expenses	3,691	4,800	8,559	9,697
Other operating expenses	5,086	4,570	10,356	9,209
Total	18,208	18,548	38,333	37,179